Private Placements (Details) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Private Placements (Details) [Line Items]
Sale of share per unit	$ 10	$ 10
Underwriters Over-Allotment Option [Member]
Private Placements (Details) [Line Items]
Sale of units	317,600	317,600
Sale of share per unit	$ 10	$ 10
Private placement, description	Each Private Placement Unit consists of one share of Class A common stock and three-fourths of one redeemable warrant (“Private Warrant”). Each Private Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).	Each Private Placement Unit consists of one share of Class A common stock and three-fourths of one redeemable warrant (“Private Warrant”). Each Private Warrant is exercisable to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment (see Note 7).
Class A Common Stock [Member]
Private Placements (Details) [Line Items]
Sale of share per unit	$ 11.5	$ 11.5
Sponsor [Member] | Underwriters Over-Allotment Option [Member]
Private Placements (Details) [Line Items]
Sale of units		3,176,000
Amount of private placement	$ 3,176,000